   As filed with the Securities and Exchange Commission on September 17, 2003

                                                        File Nos. 333-65118
                                                                   811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]


                        Post-Effective Amendment No. 7                       [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]

                                Amendment No. 8
                        (Check appropriate box or boxes)                     [X]

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
           (formerly known as Anchor National Life Insurance Company)
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on October 17, 2003 pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on ________________ pursuant to paragraph (a) of Rule 485.


If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 5 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Post-Effective Amendment No. 6 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on June 20, 2003 and pursuant to Rule 485(a)(1) would have become effective on August 19, 2003.


Post-Effective Amendments No. 6 and No. 7 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 18, 2003 as the new date upon which the Amendments would have become effective.


These Post-Effective Amendments No. 7 and No. 8 are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 17, 2003 as the new date upon which the Amendments shall become effective.


These Post-Effective Amendments No. 7 and No. 8 incorporate by reference the information contained in Parts A, B and C of the Amendments.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement on Form 485BXT (File No. 333-65118) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 17th day of September, 2003.


                                   VARIABLE SEPARATE ACCOUNT
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.



SIGNATURE                           TITLE                               DATE
---------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer             September 17, 2003
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                            September 17, 2003
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                            September 17, 2003
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President               September 17, 2003
-----------------------------       and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                            September 17, 2003
-----------------------------
Jana Waring Greer

Maurice S. Hebert*                  Vice President and Controller       September 17, 2003
-----------------------------       (Principal Accounting Officer)
Maurice S. Hebert

*/s/ Mallary L. Reznik                                                  September 17, 2003
-----------------------------
Mallary L. Reznik,
Attorney-in-fact